Equity accounted investments - Rand (Details) - ZAR (R) R in Millions		12 Months Ended
	Dec. 18, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period		R 3,733.9	R 2,244.1
Balance at the end of the period		4,038.8	3,733.9	R 2,244.1
Revenue		72,925.4	50,656.4	45,911.6
Comprehensive income		(33.1)	(756.6)	(5,060.3)
Non-current assets		74,908.1	69,727.7	64,067.3
Current assets		26,163.7	15,195.3	12,004.5
Non-current liabilities		55,606.7	45,566.0	43,635.8
Current liabilities		14,326.8	14,632.6	8,437.8
Impairments		R (86.0)	(3,041.4)	R (4,411.0)
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Interest in associates (as a percent)		44.40%		33.10%
Amount of draw down from loan	R 1,029.0
Loan	1,200.0
Balance at the beginning of the period		R 239.3	198.4	R 72.4
Share of results of equity-accounted associate investee after tax		344.5	143.7	124.5
Preference shares redeemed		(186.9)	(102.8)
Interest income on loan to equity-accounted investee capitalised				1.5
Balance at the end of the period		396.9	239.3	198.4
Assets (liabilities)		836.9	614.5	314.1
Dividend received		(8.2)	(8.2)	(8.2)
Fair value adjustment		(35.5)	(35.5)	(35.5)
Impairments		(119.6)	(119.6)	(119.6)
Redeemable preference shares in excess of interest		R (89.8)	(109.1)	47.6
Proportional share, as a percent		37.40%
Rand Refinery | Separate [member]
EQUITY-ACCOUNTED INVESTMENTS
Revenue		R 811.0	644.0	649.0
Comprehensive income		777.0	434.0	374.0
Non-current assets		667.0	699.0	702.0
Current assets		1,433.0	1,088.0	669.0
Non-current liabilities		111.0	44.0	31.0
Current liabilities		104.0	359.0	391.0
Assets (liabilities)		R 1,885.0	R 1,384.0	R 949.0
Rand Refinery | Subordinated shareholders loan [member]
EQUITY-ACCOUNTED INVESTMENTS
Loan	R 384.6
Debt term		2 years